Segment information (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Segment Reporting Information, by Segment

Summarized segment information for the years ended March 31, 2011, March 31, 2012 and March 31, 2013:

	Fiscal years ended March 31,
	2011								2012
	Retail Banking		Wholesale Banking		Treasury Services		Total		Retail Banking		Wholesale Banking		Treasury Services		Total
	(In millions)
Net interest income (External)	Rs.	57,723.7	Rs.	50,959.5		Rs. (280.9)	Rs.	108,402.3	Rs.	73,157.0	Rs.	52,357.0	Rs.	878.0	Rs.	126,392.0
Net interest income (Internal)		30,895.4		(32,113.5)		1,218.1		0		27,856.6		(29,476.0)		1,619.4		0
Net interest revenue		88,619.1		18,846.0		937.2		108,402.3		101,013.6		22,881.0		2,497.4		126,392.0
Less: Provision for credit losses		5,585.5		4,036.4		0		9,621.9		6,445.6		1,391.7		0		7,837.3

Net interest revenue, after allowance for credit losses		83,033.6		14,809.6		937.2		98,780.4		94,568.0		21,489.3		2,497.4		118,554.7
Non-interest revenue		39,287.4		6,342.3		1,185.7		46,815.4		46,193.6		7,609.4		(1,207.5)		52,595.5
Non-interest expense		(70,459.0)		(10,851.2)		(1,060.0)		(82,370.2)		(86,131.7)		(8,146.5)		(3,035.3)		(97,313.5)

Income before income tax	Rs.	51,862.0	Rs.	10,300.7	Rs.	1,062.9	Rs.	63,225.6	Rs.	54,629.9	Rs.	20,952.2		Rs. (1,745.4)	Rs.	73,836.7

Segment assets:
Segment total assets	Rs.	1,438,916.3	Rs.	1,266,144.9	Rs.	215,175.1	Rs.	2,920,236.3	Rs.	1,843,971.3	Rs.	1,344,261.7	Rs.	382,922.7	Rs.	3,571,155.7

	Fiscal year ended March 31,
	2013
	Retail Banking		Wholesale Banking		Treasury Services		Total		Total
	(In millions)
Net interest income (External)	Rs.	88,384.7	Rs.	68,846.3		Rs. (154.5)	Rs.	157,076.5	US$	2,881.2
Net interest income (Internal)		39,908.1		(41,783.7)		1,875.6		0		0
Net interest revenue		128,292.8		27,062.6		1,721.1		157,076.5		2,881.2
Less: Provision for credit losses		11,107.1		1,580.9		0		12,688.0		232.7

Net interest revenue, after allowance for credit losses		117,185.7		25,481.7		1,721.1		144,388.5		2,648.5
Non-interest revenue		56,181.9		6,619.0		2,376.5		65,177.4		1,195.3
Non-interest expense		(105,510.9)		(9,803.3)		(2,276.9)		(117,591.1)		(2,156.8)

Income before income tax	Rs.	67,856.7	Rs.	22,297.4	Rs.	1,820.7		91,974.8	US$	1,687.0

Segment assets:
Segment total assets	Rs.	2,301,087.4	Rs.	1,684,462.0	Rs.	385,356.7	Rs.	4,370,906.1	US$	80,170.8